Accounts Receivable, Net - Summary of Accounts Receivable, Net (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Accounts receivable	¥ 21,489	¥ 20,475
Cost/Deemed cost [member]
Disclosure of financial assets [line items]
Accounts receivable	26,181	25,155
Cost/Deemed cost [member] | China Telecom Group [member]
Disclosure of financial assets [line items]
Accounts receivable	1,188	1,327
Cost/Deemed cost [member] | China Tower [member]
Disclosure of financial assets [line items]
Accounts receivable	5	10
Cost/Deemed cost [member] | Third parties [member]
Disclosure of financial assets [line items]
Accounts receivable	24,438	23,308
Cost/Deemed cost [member] | Other telecommunications operators in the PRC [member]
Disclosure of financial assets [line items]
Accounts receivable	550	510
Allowance for credit losses [member]
Disclosure of financial assets [line items]
Accounts receivable	¥ (4,692)	¥ (4,680)